Retirement Plan - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Defined Contribution Plan Disclosure [Line Items]
Employee contribution matching percentage	4.00%
Defined Contribution 401 K Profit Sharing Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Share based compensation arrangement, vesting period		4 years
Employer contribution towards the plan		$ 1,680	$ 1,209